EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Years Ended December 31,
	2019	2020	2021

	(In Thousands of U.S. Dollars, except share and per share data)
Numerator:
Net income attributable to Canadian Solar Inc. — basic	$171,585	$146,703	$95,248
Dilutive effect of convertible notes	975	1,518	5,300
Net income attributable to Canadian Solar Inc. — diluted	$172,560	$148,221	$100,548
Denominator:
Denominator for basic calculation — weighted average number of common shares — basic	59,633,855	59,575,898	61,614,391
Diluted effects of share number from share options and RSUs	794,526	897,258	985,554
Dilutive effects of share number from convertible notes	349,315	1,833,663	6,272,157
Denominator for diluted calculation — weighted average number of common shares — diluted	60,777,696	62,306,819	68,872,102
Basic earnings per share	$2.88	$2.46	$1.55
Diluted earnings per share	$2.83	$2.38	$1.46

Schedule of anti-dilutive shares excluded from the computation of diluted earnings per share

	Years Ended December 31,
	2019	2020	2021
Share options and RSUs	41,950	187,083	3,877